SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2018 multiple $ / oz $ / bbl	Dec. 31, 2017 multiple $ / oz $ / bbl
Gold
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated price for next twelve months	1,300	1,300
Estimated price second fiscal year	1,300	1,300
Estimated long-term price	1,300	1,300
Silver
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated price for next twelve months	18.00	19.00
Estimated price second fiscal year	18.00	19.00
Estimated long-term price	18.00	19.00
WTI oil
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated short-term and long-term price | $ / bbl	65	55
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life of mobile and other equipment	2 years
Projected cash flow period	P7Y
Real discount rate	4.86%	4.35%
Net asset value multiple | multiple	0.9	0.8
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum measurement period for business combinations	1 year
Useful life of mobile and other equipment	10 years
Projected cash flow period	P25Y
Real discount rate	7.12%	7.10%
Net asset value multiple | multiple	1.4	1.6